PROSPECTUS
                    January 30, 1998, as revised July 30, 1998


Putnam Asset Allocation Funds

Putnam Asset Allocation:  Growth Portfolio
Putnam Asset Allocation:  Balanced Portfolio
Putnam Asset Allocation:  Conservative Portfolio
Class A, B, C and M shares

This prospectus explains concisely what you should know before investing in Putnam Asset Allocation Funds (the "Trust"), a series investment company offering three separate portfolios:
Putnam Asset Allocation:  Growth Portfolio, Putnam Asset
Allocation:  Balanced Portfolio and Putnam Asset Allocation:
Conservative Portfolio (the "funds"). Please read it carefully and keep it for future reference. You can find more detailed information in the January 30, 1998 statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated into this prospectus by reference. The Commission maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO

ABOUT THE FUNDS

Expenses summary
 .................................................................
This section describes the sales charges, management fees, and annual operating expenses that apply to various classes of a fund's shares. Use it to help you estimate the impact of transaction costs and recurring expenses on your investment over time.

Financial highlights
 .................................................................
Study these tables to see, among other things, how a fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

Objectives
 .................................................................
Read this section to make sure a fund's objective is consistent with your own.

How the funds pursue their objectives
 .................................................................
This section explains in detail how a fund seeks its investment objective.

How performance is shown
 .................................................................
This section describes and defines the measures used to assess fund performance. All data are based on past investment results and do not predict future performance.

How the funds are managed
 .................................................................
Consult this section for information about a fund's management, allocation of its expenses, and how it purchases and sells securities.

Organization and history
 .................................................................
In this section, you will learn when a fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Alternative sales arrangements
 .................................................................
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares
 .................................................................
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges.

Distribution plans
 .................................................................
This section tells you what distribution fees are charged against each class of shares.

How to sell shares
 .................................................................
In this section you can learn how to sell fund shares, either directly to a fund or through an investment dealer.

How to exchange shares
 .................................................................
Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How a fund values its shares
 .................................................................
This section explains how a fund determines the value of its shares.

How each fund makes distributions to shareholders; tax
information
 .................................................................
This section describes the various options you have in choosing how to receive fund dividends. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.
 .................................................................
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

APPENDIX
Securities ratings
About the funds

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in a fund and expenses based on the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                        Class A    Class B     Class C    Class M
                        shares      shares      shares     shares

Shareholder transaction
expenses
Maximum sales charge
imposed on purchases
(as a percentage
of offering price)      5.75%       NONE*         NONE*    3.50%*

                                 5.0% in the
Deferred sales charge            first year,      1.0% in
(as a percentage of the       declining to 1.0%  the first
lower of original            in the sixth year,  year and
purchase price or              and eliminated   eliminated
redemption proceeds)    NONE**   thereafter     thereafter   NONE

Annual fund operating expenses
(as a percentage of average net assets)

                                      Total fund
Management            12b-1     Other  operating
  fees                fees    expenses expenses
----------            -----   -------------------
Growth Portfolio
Class A               0.66%     0.25%    0.48%       1.39%
Class B               0.66%     1.00%    0.48%       2.14%
Class C               0.66%     1.00%    0.48%       2.14%
Class M               0.66%     0.75%    0.48%       1.89%

Balanced Portfolio
Class A               0.64%     0.25%    0.38%       1.27%
Class B               0.64%     1.00%    0.38%       2.02%
Class C               0.64%     1.00%    0.38%       2.02%
Class M               0.64%     0.75%    0.38%       1.77%

Conservative Portfolio
Class A               0.70%     0.25%    0.43%       1.38%
Class B               0.70%     1.00%    0.43%       2.13%
Class C               0.70%     1.00%    0.43%       2.13%
Class M               0.70%     0.75%    0.43%       1.88%

The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that reduce fund expenses.

Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

                            1         3        5        10
                          year      years    years     years
Growth Portfolio
Class A                    $71      $99      $129     $215
Class B                    $72      $97      $135     $228   ***
Class B (no redemption)    $22      $67      $115     $228   ***
Class C                    $32      $67      $115     $247
Class C (no redemption)    $22      $67      $115     $247
Class M                    $54      $92      $134     $248

Balanced Portfolio
Class A                    $70      $95      $123     $202
Class B                    $71      $93      $129     $216   ***
Class B (no redemption)    $21      $63      $109     $216   ***
Class C                    $31      $63      $109     $235
Class C (no redemption)    $21      $63      $109     $235
Class M                    $52      $89      $128     $236

Conservative Portfolio
Class A                    $71      $99      $129     $214
Class B                    $72      $97      $134     $227   ***
Class B (no redemption)    $22      $67      $114     $227   ***
Class C                    $32      $67      $114     $246
Class C (no redemption)    $22      $67      $114     $246
Class M                    $53      $92      $133     $247

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* The higher 12b-1 fees borne by class B, class C and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares - Class A shares."

***      Reflects conversion of class B shares to class A shares
         (which pay lower ongoing expenses) approximately eight years after purchase. See "Alternative sales arrangements."

FINANCIAL HIGHLIGHTS

The following tables present per share financial information for class A, B, C and M shares. This information has been derived from the Trust's financial statements, which have been audited and reported on by the independent accountants. The "Report of independent accountants" and financial statements included in the Trust's annual report to shareholders for the 1997 fiscal year are incorporated by reference into this prospectus. The Trust's annual report, which contains additional unaudited performance information, is available without charge upon request.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation:  Growth Portfolio
                                                                                           For the period
CLASS A                                                                                   February 8, 1994+

                                                     Year ended September 30                          to September 30

                                  1997                     1996              1995                 1994
Net asset value,
 beginning of period            $11.41                   $10.06             $8.43                $8.50

Investment Operations:
Net investment income(d)           .17                      .18            .18(a)               .10(a)
Net realized and unrealized
 gain (loss) on investments       2.69                     1.63              1.53                (.17)

Total from investment
 operations                       2.86                     1.81              1.71                (.07)

Less Distributions:

From net investment
  income                         (.16)                    (.19)             (.08)
From net realized gain
  on investments                 (.47)                    (.27)

Total distributions              (.63)                    (.46)             (.08)
Net asset value,
 end of period                  $13.64                   $11.41            $10.06                $8.43

Total investment return at       26.25                    18.75             20.45               (.82)*
 net asset value (%)(b)

Net assets, end of period     $486,107                 $210,531          $122,228              $43,669
 (in thousands)

Ratio of expenses to average
 net assets (%)(c)                1.39                     1.45           1.49(a)              .78(a)*

Ratio of net investment income
 to average net assets (%)        1.42                     1.72           1.98(a)             1.31(a)*

Portfolio turnover (%)           99.96                   100.93             88.36               39.90*

Average commission
rate paid(e)                    $.0417                   $.0486

 +  Commencement of operations.
 *  Not annualized.
(a) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05 per share.  Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for years ended on or after September 30, 1995 includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.  /TABLE

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation:  Growth Portfolio
                                                                                           For the period
CLASS B                                                                                   February 16, 1994+
                                                     Year ended September 30                          to September 30



                                  1997                     1996              1995                 1994
Net asset value,
 beginning of period            $11.29                    $9.97             $8.39                $8.50

Investment Operations:
Net investment income(d)           .08                      .10            .11(a)               .06(a)
Net realized and unrealized
 gain (loss) on investments       2.67                     1.64              1.52                (.17)

Total from investment
 operations                       2.75                     1.74              1.63                (.11)


Less Distributions:
From net investment
  income                         (.10)                    (.15)             (.05)
From net realized gain
  on investments                 (.47)                    (.27)

Total distributions              (.57)                    (.42)             (.05)

Net asset value,
 end of period                  $13.47                   $11.29             $9.97                $8.39


Total investment return at
 net asset value (%)(b)         25.33                     18.04             19.57              (1.29)*

Net assets, end of period
 (in thousands)               $357,501                 $199,871          $116,263              $50,664

Ratio of expenses to average
 net assets (%)(c)                2.14                     2.21           2.23(a)             1.21(a)*

Ratio of net investment income
 to average net assets (%)         .68                      .95           1.22(a)              .80(a)*

Portfolio turnover (%)           99.96                   100.93             88.36               39.90*

Average commission
rate paid(e)                    $.0417                   $.0486

 +  Commencement of operations.
 *  Not annualized.
(a) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05 per share.  Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for years ended on or after September 30, 1995 includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
                                       For the period
CLASS C                                                                                   September 1, 1994+
                                                     Year ended September 30                          to September 30



                                  1997                     1996              1995                 1994
Net asset value,
 beginning of period            $11.24                    $9.93             $8.39                $8.46

Investment Operations:
Net investment income(d)           .08                      .10            .11(a)               .01(a)
Net realized and unrealized
 gain (loss) on investments       2.65                     1.63              1.51                (.08)

Total from investment
 operations                       2.73                     1.73              1.62                (.07)

Less Distributions:
From net investment
  income                         (.12)                    (.15)             (.08)

From net realized gain
  on investments                 (.47)                    (.27)

Total distributions              (.59)                    (.42)             (.08)
Net asset value,
 end of period                  $13.38                   $11.24             $9.93                $8.39

Total investment return at
 net asset value (%)(b)         25.31                     18.01             19.46               (.83)*
Net assets, end of period
 (in thousands)                $68,749                  $27,556            $7,985                 $385

Ratio of expenses to average
 net assets (%)(c)                2.14                     2.23           2.23(a)              .15(a)*

Ratio of net investment income
 to average net assets (%)         .67                      .94           1.24(a)              .14(a)*

Portfolio turnover (%)           99.96                   100.93             88.36               39.90*
Average commission
rate paid(e)                    $.0417                   $.0486

 +  Commencement of operations.
 *  Not annualized.
(a) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.01 per share.  Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for years ended on or after September 30, 1995 includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
                                                                                        For the period
CLASS M                                                                              February 3, 1995+
                                                     Year ended September 30              to September 30



                                  1997                     1996                       1995
Net asset value,
 beginning of period            $11.32                   $10.01                      $8.39

Investment Operations:
Net investment income(d)           .11                      .12                     .08(a)
Net realized and unrealized
 gain (loss) on investments       2.67                     1.64                       1.54

Total from investment
 operations                       2.78                     1.76                       1.62

Less Distributions:
From net investment
  income                         (.14)                    (.18)

From net realized gain
  on investments                 (.47)                    (.27)

Total distributions              (.61)                    (.45)

Net asset value,
 end of period                  $13.49                   $11.32                     $10.01

Total investment return at
 net asset value (%)(b)         25.63                     18.21                     19.31*

Net assets, end of period
 (in thousands)                $34,381                  $12,369                     $3,160

Ratio of expenses to average
 net assets (%)(c)                1.89                     1.95                   1.45(a)*

Ratio of net investment income
 to average net assets (%)         .92                     1.16                    .79(a)*

Portfolio turnover (%)           99.96                   100.93                      88.36

Average commission
rate paid(e)                    $.0417                   $.0486

 +  Commencement of operations.
 *  Not annualized.
(a) Reflects an expense limitation in effect during the period.  Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for years ended on or after September 30, 1995 includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation:  Balanced Portfolio
                                                                                           For the period
CLASS A                                                                                   February 7, 1994+
                                                     Year ended September 30                          to September 30



                                  1997                     1996              1995                 1994
Net asset value,
 beginning of period            $10.71                    $9.67             $8.33                $8.50

Investment Operations:
Net investment income(d)           .28                      .29            .27(a)               .16(a)
Net realized and unrealized
 gain (loss) on investments       2.13                     1.32              1.27                (.28)

Total from investment
 operations                       2.41                     1.61              1.54                (.12)

Less Distributions:
From net investment
  income                         (.31)                    (.28)             (.20)                (.05)
From net realized gain
  on investments                 (.53)                    (.29)


Total distributions              (.84)                    (.57)             (.20)                (.05)

Net asset value,
 end of period                  $12.28                   $10.71             $9.67                $8.33

Total investment return at
 net asset value (%)(b)         23.82                     17.41             18.73              (1.47)*

Net assets, end of period     $680,720                 $327,326          $152,317              $54,483
 (in thousands)

Ratio of expenses to average
 net assets (%)(c)                1.27                     1.33           1.32(a)              .83(a)*

Ratio of net investment income
 to average net assets (%)        2.44                     2.83           2.95(a)             2.13(a)*

Portfolio turnover (%)          136.75                   122.12            106.03               52.62*

Average commission
rate paid(e)                    $.0407                   $.0470

 +  Commencement of operations.
 *  Not annualized.
(a) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05 per share.  Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for years ended on or after September 30, 1995 includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation:  Balanced Portfolio
                                                                                           For the period
CLASS B                                                                                   February 11, 1994+
                                                     Year ended September 30                          to September 30

                                  1997                     1996              1995                 1994
Net asset value,
 beginning of period            $10.67                    $9.64             $8.31                $8.50

Investment Operations:
Net investment income(d)           .19                      .21            .20(a)               .11(a)
Net realized and unrealized
 gain (loss) on investments       2.13                     1.32              1.26                (.27)

Total from investment
 operations                       2.32                     1.53              1.46                (.16)

Less Distributions:
From net investment
  income                         (.23)                    (.21)             (.13)                (.03)
From net realized gain
  on investments                 (.53)
                                                                  (.29)

Total distributions              (.76)                    (.50)             (.13)                (.03)

Net asset value,
 end of period                  $12.23                   $10.67             $9.64                $8.31

Total investment return at
 net asset value (%)(b)         22.95                     16.54             17.83              (1.89)*

Net assets, end of period     $442,463                 $264,830          $159,230              $81,093
 (in thousands)


Ratio of expenses to average
 net assets (%)(c)                2.02                     2.08           2.07(a)             1.23(a)*

Ratio of net investment income
 to average net assets (%)        1.70                     2.08           2.26(a)             1.41(a)*

Portfolio turnover (%)          136.75                   122.12            106.03               52.62*

Average commission
rate paid(e)                    $.0407                   $.0470

 +  Commencement of operations.
 *  Not annualized.
(a) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.03 per share.  Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for years ended on or after September 30, 1995 includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

                                                       For the period
CLASS C
                                                      September 1, 1994+
                                                     Year ended September 30
                                                       to September 30



                                  1997                     1996              1995
                                                                               1994
Net asset value,
 beginning of period            $10.64                    $9.62             $8.31                $8.41

Investment Operations:
Net investment income(d)           .19                      .22            .20(a)               .01(a)
Net realized and unrealized
 gain (loss) on investments       2.11                     1.30              1.27                (.08)

Total from investment
 operations                       2.30                     1.52              1.47                (.07)

Less Distributions:
From net investment
  income                         (.23)                    (.21)             (.16)                (.03)
From net realized gain
  on investments                 (.53)                    (.29)

Total distributions              (.76)                    (.50)             (.16)                (.03)

Net asset value,
 end of period                  $12.18                   $10.64             $9.62                $8.31

Total investment return at
 net asset value (%)(b)         22.86                     16.47             17.89               (.84)*


Net assets, end of period      $70,847                  $29,724           $11,921                 $441
 (in thousands)

Ratio of expenses to average
 net assets (%)(c)                2.02                     2.09           2.09(a)              .16(a)*

Ratio of net investment income
 to average net assets (%)        1.70                     2.18           2.22(a)              .11(a)*

Portfolio turnover (%)          136.75                   122.12            106.03               52.62*

Average commission
rate paid(e)                    $.0407                   $.0470

 +  Commencement of operations.
 *  Not annualized.
(a) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.01 per share.  Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for years ended on or after September 30, 1995 includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
                                                                                        For the period
CLASS M                                                                              February 6, 1995+
                                                     Year ended September 30              to September 30

                                  1997                     1996                       1995
Net asset value,
 beginning of period            $10.71                    $9.66                      $8.34

Investment Operations:
Net investment income(d)           .22                      .24                     .14(a)
Net realized and unrealized
 gain (loss) on investments       2.13                     1.34                       1.31

Total from investment
 operations                       2.35                     1.58                       1.45


Less Distributions:
From net investment
  income                         (.26)                    (.24)                      (.13)
From net realized gain
  on investments                 (.53)                    (.29)

Total distributions              (.79)                    (.53)                      (.13)

Net asset value,
 end of period                  $12.27                   $10.71                      $9.66

Total investment return at
 net asset value (%)(b)         23.19                     17.05                     17.46*

Net assets, end of period      $44,121                  $14,967                     $3,509
 (in thousands)

Ratio of expenses to average
 net assets (%)(c)                1.77                     1.84                   1.38(a)*

Ratio of net investment income
 to average net assets (%)        1.93                     2.42                   1.56(a)*

Portfolio turnover (%)          136.75                   122.12                     106.03

Average commission
rate paid(e)                    $.0407                   $.0470

 +  Commencement of operations.
 *  Not annualized.
(a) Reflects an expense limitation in effect during the period.  Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for years ended on or after September 30, 1995 includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation:  Conservative Portfolio
                                                                                           For the period
CLASS A                                                                                   February 7, 1994+
                                                     Year ended September 30                          to September 30



                                  1997                     1996              1995                 1994
Net asset value,
 beginning of period             $9.69                    $9.19             $8.23                $8.50

Investment Operations:
Net investment income           .38(d)                      .36            .33(a)            .18(a)(d)
Net realized and unrealized
 gain (loss) on investments       1.22                      .68               .90                (.39)

Total from investment
 operations                       1.60                     1.04              1.23                (.21)


Less Distributions:
From net investment
  income                         (.35)                    (.36)             (.27)                (.06)
From net realized gain
  on investments                 (.33)
                                                               (.18)

Total distributions              (.68)                    (.54)             (.27)                (.06)

Net asset value,
 end of period                  $10.61                    $9.69             $9.19                $8.23

Total investment return at
 net asset value (%)(b)         17.26                     11.73             15.27              (2.47)*

Net assets, end of period     $295,239                 $106,933           $57,341              $25,782
 (in thousands)

Ratio of expenses to average
 net assets (%)(c)                1.38                     1.47           1.22(a)              .75(a)*

Ratio of net investment income
 to average net assets (%)        3.74                     4.08           4.48(a)             2.41(a)*

Portfolio turnover (%)          219.44                   183.67            159.80               59.27*

Average commission
rate paid(e)                    $.0398                   $.0495

 +  Commencement of operations.
 *  Not annualized.
(a) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05 per share.  Expenses for the year ended September 30, 1995 reflect a reduction of $0.03 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for periods ended on or after September 30, 1995 includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation:  Conservative Portfolio
                                                                                           For the period
CLASS B                                                                                   February 18, 1994+
                                                     Year ended September 30                          to September 30



                                  1997                     1996              1995                 1994
Net asset value,
 beginning of period             $9.66                    $9.16             $8.22                $8.50

Investment Operations:
Net investment income           .30(d)                      .29            .30(a)            .15(a)(d)
Net realized and unrealized
 gain (loss) on investments       1.22                      .68               .85                (.39)

Total from investment
 operations                       1.52                      .97              1.15                (.24)


Less Distributions:
From net investment
  income                         (.28)                    (.29)             (.21)                (.04)
From net realized gain
  on investments                 (.33)                     (.18)

Total distributions              (.61)                    (.47)             (.21)                (.04)

Net asset value,
 end of period                  $10.57                    $9.66             $9.16                $8.22

Total investment return at
 net asset value (%)(b)         16.36                     10.96             14.22              (2.79)*

Net assets, end of period
 (in thousands)               $138,457                  $94,954           $65,783              $38,711

Ratio of expenses to average
 net assets (%)(c)                2.13                     2.22           1.98(a)             1.21(a)*

Ratio of net investment income
 to average net assets (%)        2.97                     3.33           3.81(a)             1.92(a)*

Portfolio turnover (%)          219.44                   183.67            159.80               59.27*

Average commission
rate paid(e)                    $.0398                   $.0495

 +  Commencement of operations.
 *  Not annualized.
(a) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.04 per share.  Expenses for the year ended September 30, 1995 reflect a reduction of $0.03 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for periods ended on or after September 30, 1995 includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
                                                                                           For the period
CLASS C                                                                                   September 1, 1994+
                                                     Year ended September 30                          to September 30



                                  1997                     1996              1995                 1994
Net asset value,
 beginning of period             $9.64                    $9.15             $8.22                $8.33

Investment Operations:
Net investment income           .29(d)                      .30            .29(a)            .03(a)(d)
Net realized and unrealized
 gain (loss) on investments       1.24                      .66               .87                (.10)

Total from investment
 operations                       1.53                      .96              1.16                (.07)


Less Distributions:
From net investment
  income                         (.28)                    (.29)             (.23)                (.04)
From net realized gain
  on investments                 (.33)                     (.18)

Total distributions              (.61)                    (.47)             (.23)                (.04)

Net asset value,
 end of period                  $10.56                    $9.64             $9.15                $8.22

Total investment return at
 net asset value (%)(b)         16.52                     10.86             14.41               (.80)*

Net assets, end of period
 (in thousands)                $29,032                  $16,326            $7,198                 $273

Ratio of expenses to average
 net assets (%)(c)                2.13                     2.22           1.89(a)              .16(a)*

Ratio of net investment income
 to average net assets (%)        2.96                     3.30           3.92(a)              .48(a)*

Portfolio turnover (%)          219.44                   183.67            159.80               59.27*

Average commission
rate paid(e)                    $.0398                   $.0495

 +  Commencement of operations.
 *  Not annualized.
(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of none per share. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for periods ended on or after September 30, 1995 includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
                                                                                        For the period
CLASS M                                                                              February 7, 1995+
                                                     Year ended September 30              to September 30



                                  1997                     1996                       1995
Net asset value,
beginning of period              $9.67                    $9.18                      $8.21

Investment Operations:
Net investment income           .32(d)                      .33                     .21(a)
Net realized and unrealized
 gain (loss) on investments       1.24                      .66                        .92

Total from investment
 operations                       1.56                      .99                       1.13


Less Distributions:
From net investment
  income                         (.31)                    (.32)                      (.16)
From net realized gain
  on investments                 (.33)                    (.18)

Total distributions              (.64)                    (.50)                      (.16)

Net asset value,
 end of period                  $10.59                    $9.67                      $9.18

Total investment return at
 net asset value (%)(b)         16.80                     11.17                     13.92*

Net assets, end of period
 (in thousands)                $12,689                   $4,622                     $1,366

Ratio of expenses to average
 net assets (%)(c)                1.88                     1.96                   1.10(a)*

Ratio of net investment income
 to average net assets (%)        3.19                     3.60                   2.73(a)*

Portfolio turnover (%)          219.44                   183.67                     159.80

Average commission
rate paid(e)                    $.0398                   $.0495

 +  Commencement of operations.
 *  Not annualized.
(a) Reflects an expense limitation in effect during the period.  Expenses for the year ended September 30, 1995 reflect a reduction of $0.02 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for periods ended on or after September 30, 1995 includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1,
1995.

OBJECTIVES

Putnam Asset Allocation: Growth Portfolio seeks capital appreciation.

Putnam Asset Allocation:  Balanced Portfolio seeks total return.

Putnam Asset Allocation: Conservative Portfolio seeks total return consistent with preservation of capital.

Each fund is represented by a separate series of shares of beneficial interest and pursues its investment objective through its separate investment policies. None of the funds is intended to be a complete investment program, and there is no assurance that any fund will achieve its objective.

HOW THE FUNDS PURSUE THEIR OBJECTIVES

Basic investment strategy

Each fund has a different strategic allocation that indicates the typical percentage allocation of its investments between equity securities and fixed income securities (including money market instruments), although Putnam Investment Management, Inc., the funds' investment manager ("Putnam Management"), may adjust these allocations within the ranges described below. The funds' different strategic allocations generally correlate to different levels of investment risk. The strategic allocation and the range of active allocation are shown below:

           Growth             Balanced          Conservative
          Portfolio           Portfolio           Portfolio
      -----------------   -----------------   -----------------
      Strategic           Strategic           Strategic
     Allocation   Range  Allocation   Range  Allocation   Range
      -----------------   -----------------  -----------------
EQUITY
CLASS    80%     65-95%      65%     50-75%      35%     25-45%

FIXED
INCOME
CLASS    20%      5-35%      35%     25-50%      65%     55-75%

The percentage limitations are applied at the time of purchase.
Each fund may also select other investments that do not fall within the asset classes listed above.

Under normal market conditions, Putnam Management will allocate the assets of each fund within the specified ranges above or below the strategic allocation whenever, based on Putnam Management's experience in qualitative analysis and disciplined quantitative techniques, its research and analysis indicate changes in financial markets that reflect changed valuations within and between the asset classes. Allocating assets within a specified range above or below a strategic allocation permits each fund to attempt to optimize performance consistent with its investment objective. The risks of each asset class vary. For example, the values of equity securities change in response to general market and economic conditions and the activities and changing circumstances of individual issuers, and the values of fixed income securities change in response to changes in economic conditions, interest rates and the creditworthiness of individual issuers. A significant portion of each fund's equity and fixed income investments may consist of foreign securities, which involve certain special risks. See "Foreign investments," below.

EQUITY CLASS

Each fund will invest its assets allocated to the Equity Class in a diversified portfolio of equity securities that Putnam Management believes have the potential for capital appreciation. These may include securities of larger companies (defined for these purposes as companies with equity market capitalizations of at least $1 billion), equity securities of smaller, less well-known companies (defined for these purposes as companies with appreciation due to above-average earnings growth or because they are undervalued at the time of purchase. In selecting equity securities for a fund, Putnam Management will consider, among other things, an issuer's financial strength, competitive position and projected future earnings and dividends. Common stocks are normally the main type of each fund's equity investments. However, each fund may also purchase preferred stocks, convertible securities, warrants and other equity securities.

Investing in securities of smaller, less well-known companies may present greater opportunities for capital appreciation, but may also involve greater risks. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

FIXED INCOME CLASS

Each fund will invest its assets allocated to the Fixed Income
Class in a diversified portfolio of fixed-income securities, including both U.S. and foreign government obligations and corporate obligations.

The values of fixed-income securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of fund assets allocated to the Fixed Income Class. Conversely, during periods of rising interest rates, the value of fund assets allocated to such class will generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. However, the yields on such securities are also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic and business conditions affecting the specific industries of their issuers.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a fund's net asset value.

Each fund may invest in lower-rated fixed-income securities and in unrated securities determined by Putnam Management to be of comparable quality. Lower-rated fixed-income securities are securities rated below BBB or Baa by nationally recognized securities rating agencies such as Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's) and, together with unrated securities of comparable quality, are commonly known as "junk bonds." The values of these securities generally fluctuate more than those of higher-rated securities. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal.

The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by a fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values placed on such securities. In the absence of a liquid trading market for its portfolio securities, a fund at times may be unable to establish the fair value of such securities.

The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

No fund will purchase any fixed-income security that is rated, by all of the agencies rating the security, lower than CCC or Caa, or any unrated security determined to be of comparable quality by Putnam Management, if as a result, more than 5% of the fund's total assets would be invested in securities of that quality. Such securities may be in default and are generally regarded as having predominantly speculative characteristics.

In addition, the Conservative Portfolio and the Balanced Portfolio will not purchase any fixed-income security rated, by all of the agencies rating the security, below BBB and Baa, or any unrated security determined by Putnam Management to be of comparable quality, if, as a result, more than 10% of the Conservative Portfolio's or 35% of the Balanced Portfolio's total assets would be invested in securities of that quality. Securities rated BBB or Baa, while considered investment-grade, are more vulnerable to adverse economic conditions than securities in the higher-rated categories and have speculative elements.

The rating services' descriptions of debt securities are included in the Appendix to this prospectus. The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency in determining compliance with the foregoing investment limitations.

The table below shows (for each fund) the percentages of fund assets invested during fiscal 1997 in securities assigned to the various rating categories by S&P, or, if unrated by S&P, assigned to comparable rating categories by another rating agency, and in unrated securities determined by Putnam Management to be of comparable quality.

           Growth Portfolio              Balanced Portfolio         Conservative Portfolio
       -------------------------     --------------------------    ------------------------
                       Unrated                      Unrated                      Unrated
          Rated      securities        Rated      securities        Rated      securities
       securities,  of comparable   securities,  of comparable   securities,  of comparable
      as percentage  quality, as   as percentage  quality, as   as percentage  quality, as
         of net     percentage of     of net     percentage of     of net     percentage of
Rating   assets      net assets       assets      net assets       assets      net assets
-----------------------------------------------------------------------------------------------
"AAA"      7.26%                      14.88%                        34.71%
"AA"       0.02                       0.04                           0.09
"A"        0.48                        0.97                          3.79
"BBB"      0.88                        1.75                          5.42
"BB"       1.12         0.01%          2.10           0.02%          2.28         0.01
"B"        2.57         0.30           4.51           0.70           4.27         0.62
"CCC"      0.22         0.01           0.43           0.02           0.44         0.02
"CC"       0.02                        0.02                         0.03
         ------        ------         ------         ------        -------       -----
Total:   12.57%         0.32%         24.70%          0.74%         51.03%        0.65%

-----------------------------------------------------------------------------------------------------------------------

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. When a fund invests in securities in the lower rating categories, the achievement of that fund's goals is more dependent on Putnam Management's investment analysis than would be the case if that fund were investing in fixed-income securities in the higher rating categories. Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that may invest in lower-rated securities before making an investment.

A fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting a fund's investment objective.

At times, a substantial portion of fund assets may be invested in securities of which a fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when Putnam Management believes it advisable to do so or the fund may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a fund's net asset value.

In order to enforce its rights in the event of a default of these securities, a fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase fund operating expenses and adversely affect a fund's net asset value.

Certain securities held by a fund may permit the issuer at its option to "call," or redeem, the securities. If an issuer were to redeem securities held by a fund during a time of declining interest rates, that fund might not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

A fund at times may invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest in cash currently. The values of zero-coupon bonds and payment-in-kind bonds are also subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently.

Even though such bonds do not pay current interest in cash, a fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

For additional information regarding the risks associated with investing in securities in the lower rating categories, see the SAI.

Asset-backed and mortgage-backed securities. Each fund may invest some or all of its assets allocated to the Fixed Income Class in asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs"). CMOs and other mortgage-backed securities represent participations in, or are secured by, mortgage loans and include:

-   Certain securities issued or guaranteed by the U.S.
    government or one of its agencies or instrumentalities;

- Securities issued by private issuers that represent an interest in or are secured by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and

- Securities issued by private issuers that represent an interest in or are secured by mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. A fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class.

Each fund may also invest in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Prepayment risk. Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed and asset-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans or other assets.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which a fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a fund to experience a loss equal to any unamortized premium.

CMOs. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a fund.

Stripped mortgage-backed securities. The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, a fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

In either event, the secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a fund's ability to buy or sell those securities at any particular time.

Money market instruments. Each fund may invest in high quality money market obligations that Putnam Management believes present minimal credit risk and may include U.S. government obligations, certificates of deposit, bankers' acceptances, bank deposits, other financial institution obligations and commercial paper and other short-term corporate obligations. These instruments have various maturities and may have fixed or variable interest rates. Each fund may also hold a portion of its assets in cash.

Foreign investments

Each fund may invest in securities of foreign issuers that are not actively traded in U.S. markets. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. Each fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options.

Investments in foreign securities may subject a fund to other risks as well. For example, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, a fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of that fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above are typically increased in connection with investments in less developed and developing nations, which are sometimes referred to as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The Conservative Portfolio expects that its investments in foreign securities generally will not exceed 40% of its total assets and each of the Growth and Balanced Portfolios expects that its investments in foreign securities generally will not exceed 60% of its total assets, although each fund's investments in foreign securities may exceed these amounts from time to time. Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. issuers having significant foreign operations.

For more information about foreign securities and the risks associated with investment in such securities, see the SAI.

Foreign currency exchange transactions

Each fund may engage in foreign currency exchange transactions to manage its exposure to foreign currencies. Putnam Management may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging"). It may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law.

A fund may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which a fund contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

If conditions warrant, for transaction hedging purposes a fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes a fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities a fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, a fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, a fund may also purchase or sell foreign currency on a spot basis.

A fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a fund. Cross hedging transactions by a fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

A fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in a fund's best interest but that securities denominated in that currency are unattractive. In that case a fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, a fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The decision as to whether and to what extent a fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that a fund will engage in foreign currency exchange transactions at any given time or from time to time.

For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Financial futures and options." The SAI also contains additional information concerning a fund's use of foreign currency exchange transactions.

Investments in premium securities

At times, each fund may invest some or all of its assets allocated to the Fixed Income Class in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity.

A fund does not amortize the premium paid for these securities in calculating its net investment income. As a result, the purchase of premium securities provides a higher level of investment income distributable to shareholders on a current basis than if the fund purchased securities bearing current market rates of interest. Because the value of premium securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their first call date), the purchase of such securities may increase the risk of capital loss if such securities are held to maturity (or first call date).

During a period of declining interest rates, many of a fund's portfolio investments will likely bear coupon rates that are higher than the current market rates, regardless of whether the securities were originally purchased at a premium. These securities would generally carry premium market values that would be reflected in the net asset value of fund shares. As a result, an investor who purchases fund shares during such periods would initially receive higher taxable monthly distributions (derived from the higher coupon rates payable on a fund's investments) than might be available from alternative investments bearing current market interest rates, but the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in a fund, investors may find it useful to compare a fund's current dividend rate with its "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

Portfolio turnover

The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as "portfolio turnover." As a result of a fund's investment policies, under certain market conditions each fund's portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs in connection with the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

Defensive strategies

At times Putnam Management may judge that conditions in the securities markets make pursuing a fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Putnam Management may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, a fund may invest without regard to the ranges described above for investments in the various asset classes and may invest without limit in equity securities, debt securities, preferred stocks, U.S. government and agency obligations, cash or money market instruments, or in other securities Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies would be used.

Financial futures and options

Each fund may purchase and sell financial futures contracts on stock indexes, U.S. government securities, foreign fixed-income securities and foreign currencies.

A futures contract is a contract to buy or sell units of a particular stock index, or a certain amount of a U.S. government security, foreign fixed-income security or foreign currency, at an agreed price on a specified future date. Depending on the change in value of the index, security or currency between the time a fund enters into and terminates a futures contract, that fund realizes a gain or loss.

A fund may purchase and sell futures contracts for hedging purposes and for non-hedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment. For example, when Putnam Management wants to increase a fund's exposure to equity securities, it may do so by taking long positions in futures contracts on equity indices, such as futures contracts on the Standard & Poor's 500 Composite Stock Price Index. Similarly, when Putnam Management wants to increase a fund's exposure to fixed-income securities, it may do so by taking long positions in futures contracts relating to fixed-income securities such as futures contracts on U.S. Treasury securities.

Each fund may buy and sell call and put options on futures contracts or on stock indexes in addition to or as an alternative to purchasing or selling futures contracts or, to earn additional income.

Options and futures transactions involve costs and may result in losses. The effective use of options and futures strategies depends on a fund's ability to terminate options and futures positions at times when Putnam Management deems it desirable to do so. Although a fund will enter into an option or futures contract position only if Putnam Management believes that a liquid secondary market exists for such option or futures contract, there is no assurance that a fund will be able to effect closing transactions at any particular time or at an acceptable price. Options on certain U.S. government securities are traded in significant volume on securities exchanges. However, other options which a fund may purchase or sell may be traded in the "over-the-counter" market rather than on an exchange. This means that a fund would enter into such option contracts with particular securities dealers who make markets in these options. A fund's ability to terminate options positions in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions might fail to meet their obligations to that fund.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the values of the index, currency or security underlying the futures and options purchased and sold by a fund, of the option or futures contract itself, and of the security or currency which is the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

Because the markets for options and futures on foreign equity indexes, foreign fixed-income securities and foreign currencies are relatively new and still developing, the fund's ability to engage in such transactions may be limited. Certain provisions of the Internal Revenue Code and certain regulatory requirements may also limit the use of futures and options transactions.

For a more detailed explanation of futures and options transactions and the risks associated with them, see the SAI.

Other investment practices

Each fund may also engage to a limited extent in the following investment practices, each of which involves certain special risks. The SAI contains more detailed information about these practices, including limitations designed to reduce these risks.

Options. A fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest and on foreign currencies. A fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When a fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security or currency above the exercise price of the option; when it writes a put option, a fund takes the risk that it will be required to purchase a security or currency from the option holder at a price above the current market price of the security or currency. A fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

A fund may also buy and sell put and call options, including combinations of put and call options on the same underlying security or currency. The use of these strategies may be limited by applicable law.

Securities loans, repurchase agreements and forward commitments. A fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. A fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and a fund is delayed or prevented from recovering the collateral or completing the transaction.

Diversification

Each fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, a fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent a fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which each fund may invest, such as futures contracts, options, forward contracts and CMOs, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security, a currency or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the funds' shareholders. These restrictions prohibit each fund, with respect to 75% of its total assets, from acquiring more than 10% of the voting securities of any one issuer.* They also prohibit each fund from investing more than:

(a) (with respect to 75% of its total assets) 5% of its total assets in securities of any one issuer (other than the U.S.
government, its agencies or instrumentalities);*

(b) 25% of its total assets in any one industry (securities of the U.S. government, its agencies or instrumentalities, or of any foreign government, its agencies or instrumentalities, securities of supranational entities, and securities backed by the credit of a governmental entity are not considered to represent industries);* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by the Trustees to make such determinations) to be readily marketable), and repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and other fundamental investment policies. Except as otherwise noted, all percentage limitations described in this prospectus and the SAI will apply at the time an investment is made, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental investment policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change a fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for tax purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner. See "How the funds pursue their objectives -- Investments in premium securities."

Yield is based on the price of the shares, including the maximum initial sales charge in the case of class A and class M shares, but does not reflect any contingent deferred sales charge in the case of class B and class C shares.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B and class C shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with a fund's investment objectives and policies. These factors should be considered when comparing a fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUNDS ARE MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for each fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages each fund's other affairs and business.

The Trust pays Putnam Management a quarterly fee for these services based on each fund's average net assets. See "Expenses summary" and the SAI.

Putnam Management's Global Asset Allocation Committee has primary responsibility for the day-to-day management of each fund's portfolio.

The Trust pays all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). Expenses of the Trust directly charged or attributable to a fund will be paid from the assets of that fund. General expenses of the Trust will be allocated among and charged to the assets of the funds and any other series of the Trust on a basis that the Trustees deem fair and equitable, which may be based on the nature of the services performed and relative applicability to, or the relative assets of, the funds and such series. The Trust also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of fund shares (and, if permitted by law, shares of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized on November 4, 1993. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into three series. Only class A, B, C and M shares are offered by this prospectus. Each fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. All shares of the Trust will vote together as a single class without regard to series or classes of shares on all matters except, (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that the matter affects the interests of one or more series or classes materially differently, shares will be voted by individual series or class; and (ii) when the Trustees have determined that the matter affects only the interest of one or more series or classes, only shareholders of that series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of that fund. Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may choose to redeem your shares. You will receive at least 30 days' written notice before a fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. A fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one which could apply to both present and future shareholders.

The Trust's Trustees: George Putnam,* Chairman. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor Emeritus of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans
H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Trustee of Salem Hospital and the Peabody Essex Museum; Paul L. Joskow,* Elizabeth and James
Killian Professor of Economics and Management        and former
Chairman of the Department of Economics at the Massachusetts
Institute of Technology       .  Director, New England Electric
System, State Farm Indemnity Company and Whitehead Institute for Biomedical Research; Elizabeth T. Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; John H. Mullin, III, Chairman and CEO of Ridgeway Farm, Director of ACX
Technologies, Inc., Alex. Brown Realty, Inc.        and The
Liberty Corporation       ; Robert E. Patterson,
President and Trustee of Cabot Industrial Trust and Trustee of SEA Education Association; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent Technologies, Inc., Nanophase Technologies, Inc. and Springs
Industries, Inc.        ; George Putnam, III,* President, New
Generation Research, Inc.; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; W. Thomas Stephens, President and Chief Executive Officer of MacMillan
Bloedel Ltd.       , Qwest Communications        and New Century
Energies; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Cabot Industrial Trust, Massachusetts General Hospital and Eastern Utilities Associates. The Trust's Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the Trust, Putnam Management or Putnam Mutual Funds.

About Your Investment

ALTERNATIVE SALES ARRANGEMENTS

Class A shares. If you purchase class A shares, you will generally pay a sales charge at the time of purchase and, as a result, will not have to pay any charges when you redeem the shares. If you purchase class A shares at net asset value you may have to pay a contingent deferred sales charge ("CDSC") when you redeem the shares. Certain purchases of class A shares qualify for reduced sales charges. Class A shares pay lower 12b-1 fees than class B, class C and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

Class B shares. If you purchase class B shares, you will not pay an initial sales charge, but you may have to pay a CDSC if you redeem the shares within six years. Class B shares also pay a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, including information about how shares acquired through reinvestment of distributions are treated and certain circumstances under which class B shares may not convert into class A shares, see the SAI.
 Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -
- Class B shares" and "Distribution plans."

Class C shares. Like class B shares, class C shares are sold without an initial sales charge and are subject to a CDSC if redeemed within one year of purchase. Class C shares also bear a higher 12b-1 fee than class A and class M shares. Unlike class B shares, class C shares do not convert into any other class of shares. Like class B shares, class C shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. See "How to buy shares -- Class C shares" and "Distribution plans."

Class M shares. If you purchase class M shares, you will generally pay a sales charge at the time of purchase that is lower than the sales charge you would pay for class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares pay 12b-1 fees that are lower than class B and class C shares but higher than class A shares. You will not have to pay any charges when you redeem class M shares, but class M shares will not convert into any other class of shares. See "How to buy shares -- Class M shares" and "Distribution plans."

Which class is best for you? Which class of shares provides the most suitable investment for you depends on a number of factors, including the amount you intend to invest and how long you intend to hold the shares. If your intended purchase qualifies for reduced sales charges, you might consider class A or class M shares. If you prefer not to pay a sales charge at the time of purchase, you might consider class B or class C shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. In the case of class C shares, orders of $1,000,000 or more and orders which because of a right of accumulation or statement of intent would qualify for the class A shares breakpoint of $1,000,000 will be treated as orders for class A shares or declined. See the SAI for more information. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 (in the case of class A shares, class B shares and class M shares) and make additional investments at any time with as little as $50. The minimum initial investment for class C shares is $10,000. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the appropriate fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

Class A shares

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund in which you are investing receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.


                                 Sales charge        Amount of
                          as a percentage of:     sales charge
                          -------------------     reallowed to
                                Net               dealers as a
Amount of transaction        amount  Offering    percentage of
at offering price ($)      invested     price   offering price
-----------------------------------------------------------------
Under 50,000                   6.10%    5.75%        5.00%
50,000  but under 100,000      4.71     4.50         3.75
100,000 but under 250,000      3.63     3.50         2.75
250,000 but under 500,000      2.56     2.50         2.00
500,000 but under 1,000,000    2.04     2.00         1.75
-----------------------------------------------------------------

No initial sales charge applies to purchases of class A shares of $1 million or more or to purchases by employer-sponsored retirement plans that have at least 200 eligible employees. However, a CDSC of 1.00% or 0.50% is imposed on redemptions of these shares within the first or second year, respectively, after purchase, unless the dealer of record waived its commission with Putnam Mutual Funds' approval or unless the purchaser is a class A qualified benefit plan (a retirement plan for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class A shares).

Class A qualified benefit plans may also purchase class A shares with no initial sales charge. However, except as stated below, a CDSC of 0.75% of the total amount redeemed (1.00% in the case of plans for which Putnam Mutual Funds and its affiliates do not act as trustee or recordkeeper) is imposed on redemptions of these shares if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such a plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper ("full service plans") is 0.50% of the total amount redeemed for full service plans that initially invest at least $5 million but less than $10 million in Putnam funds and other investments managed by Putnam Management or its affiliates ("Putnam Assets"), and is 0.25% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

A class A qualified benefit plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described elsewhere in this prospectus and in the SAI.

As described in the SAI, Putnam Mutual Funds pays the dealer of record a commission of up to 1% on sales to class A qualified benefit plans. Putnam Mutual Funds pays dealers of record commissions on sales of class A shares of $1 million or more and sales of class A shares to employer-sponsored retirement plans that have at least 200 eligible employees and that are not class A qualified benefit plans based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the first $3 million of shares purchased, 0.50% of the next $47 million and 0.25% thereafter.

Class B shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below.

Year     1       2      3       4      5       6      7+
-------------------------------------------------------------
Charge   5%      4%     3%      3%     2%      1%     0%

Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested to dealers who sell class B shares. These commissions are not paid on exchanges from other Putnam funds or on sales to investors exempt from the CDSC.

Class C shares

Class C shares are sold without an initial sales charge, although a 1.00% CDSC is imposed if you redeem your shares within one year of purchase. Class C shares have no conversion feature and therefore will be subject to a higher 12b-1 fee than class A shares indefinitely.

Putnam Mutual Funds pays a sales commission equal to 1.00% of the amount invested to dealers who sell class C shares
(which includes a prepaid service fee of 0.25%). These commissions are not paid on sales to investors exempt from the CDSC.

Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                 Sales charge        Amount of
                          as a percentage of:     sales charge
                          -------------------     reallowed to
                                Net               dealers as a
Amount of transaction        amount  Offering    percentage of
at offering price ($)      invested     price   offering price
-----------------------------------------------------------------
Under 50,000                   3.63%   3.50%         3.00%
50,000  but under 100,000      2.56    2.50          2.00
100,000 but under 250,000      1.52    1.50          1.00
250,000 but under 500,000      1.01    1.00          1.00
500,000 and above              NONE     NONE         NONE
-----------------------------------------------------------------

Class M qualified benefit plans (retirement plans for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class M shares) and members of qualified groups may purchase class M shares without a sales charge.

General

You may be eligible to buy fund shares at reduced sales charges or to sell fund shares without a CDSC.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employer-sponsored retirement plans and other plans. Descriptions are also included in the order form and in the SAI.

Each fund may sell class A, class B, class C and class M shares at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, each fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and net asset value. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when you redeem a share that has appreciated in value during the CDSC period, a CDSC is assessed on its initial purchase price. Shares acquired by reinvestment of distributions may be redeemed without a CDSC at any time. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise, payment may be delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

The funds have adopted distribution plans to compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned below. The plans provide for payments by each fund to Putnam Mutual Funds at the annual rates (expressed as a percentage of average net assets) of up to 0.35% on class A shares and up to 1.00% on class B, class C and class M shares. The Trustees currently limit payments on class A and class M shares to 0.25% and 0.75% of average net assets, respectively.

Putnam Mutual Funds compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Mutual Funds makes quarterly payments to dealers at the annual rate of 0.25% of the average net asset value of class A shares for which such dealers are designated as the dealer of record, except that payments to dealers for shares held by class A qualified benefit plans are made at reduced rates, as described in the SAI. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders investing $1 million or more or by employer-sponsored retirement plans that have at least 200 eligible employees or that are class A qualified benefit plans, unless the shareholder has made arrangements with Putnam Mutual Funds and the dealer of record has waived the sales commission.

Putnam Mutual Funds makes quarterly payments to dealers at the annual rates of 0.25%, 0.75% and 0.65% of the average net asset value of class B, class C and class M shares, respectively, for which such dealers are designated as the dealer of record, provided, however, no payment will be made with respect to the first four quarters following the sale of class C shares.

Putnam Mutual Funds may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the appropriate fund any day the New
York Stock Exchange is open, either directly to the fund or through your investment dealer. A fund will only redeem shares for which it has received payment.

Selling shares directly to your fund. Send a signed letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after a fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from you, or any person claiming to act as your representative, who can provide Putnam Investor Services with your account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your class A shares, class B shares or class M shares for shares of the same class of certain other Putnam funds at net asset value. Not all Putnam funds offer all classes of shares. Class C shares may only be exchanged for class C shares of one of the other funds described in this prospectus. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW A FUND VALUES ITS SHARES

Each fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW EACH FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION

The Growth Portfolio distributes any net investment income at least annually. The Conservative Portfolio and the Balanced
Portfolio distribute any net investment income at least quarterly.

Distributions from any net capital gains are made at least annually after applying any available capital loss carryovers.

Distributions paid on class A shares will generally be greater than those paid on class B shares, class C shares and class M shares because expenses attributable to class B shares, class C shares and class M shares will generally be higher.

You can choose from three distribution options:

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

-        Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by a fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in that fund or in another Putnam fund.

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Fund distributions will be taxable to you as ordinary income to the extent derived from the fund's investment income and net short-term gains (that is, net gains from securities held for not more than a year). Distributions designated by a fund as deriving from net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18 months will be taxable to you as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments.
In that case, a fund's yield on those securities would be decreased.

The funds do not expect to be eligible to elect to permit shareholders to claim a credit or deduction on their income tax return for their pro rata share of such taxes. If at the end of a fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, a fund intends to make an election permitted by the Internal Revenue Code to treat any foreign taxes paid by it as paid by it on securities it has held for at least the minimum period specified in the Internal Revenue Code as having been paid directly by a fund's shareholders. In this case, shareholders who are (i) U.S. citizens, U.S. corporations and, in some cases, U.S. residents and (ii) who hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.

Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code could subject a fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

Early in each calendar year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in a fund. You should consult your tax adviser to determine the precise effect of an investment in a fund on your particular tax situation (including possible liability for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the funds and of other Putnam funds. Putnam Fiduciary Trust Company is the custodian of the funds. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the investor servicing and transfer agent for the funds.

Putnam Management, Putnam Mutual Funds, and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

APPENDIX

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's

Bonds

AAA -- Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated `BB', `B', `CCC', `CC' and `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated `D' are in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

PUTNAM ASSET ALLOCATION FUNDS
PUTNAM ASSET ALLOCATION:  GROWTH PORTFOLIO
PUTNAM ASSET ALLOCATION:  BALANCED PORTFOLIO
PUTNAM ASSET ALLOCATION:  CONSERVATIVE PORTFOLIO

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
160 Federal Street
Boston, MA  02110

PUTNAMINVESTMENTS

     P.O. Box 989
     Boston, Massachusetts 02103
     Toll-free 1-800-225-1581

     www.putnaminv.com